Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Basis of consolidation	Basis of consolidation
(i)Subsidiaries
The Company’s consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control is defined as Equinox Gold having power over the entity, exposure or rights to variable returns from its involvement with the entity, and the ability to use its power over the entity to affect the amount of returns. The financial statements of a subsidiary are included in the Company’s consolidated financial statements from the date the Company obtains control of the entity until the date the Company loses control of the entity.
2.    BASIS OF PREPARATION (CONTINUED)
(b)Basis of consolidation (continued)
(ii)Investments in associates
The Company’s investments in Sandbox Royalties Corp. (“Sandbox”), and in i-80 Gold until March 31, 2023 (note 10(b)), are accounted for as investments in associates.
An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control of those policies. The Company is presumed to have significant influence if it holds, directly or indirectly, 20% or more of the voting power of the investee, unless it can be clearly demonstrated that the Company does not have significant influence. Investments in entities in which the Company owns less than a 20% interest are accounted for as marketable securities or other investments in equity instruments unless it can be clearly demonstrated that significant influence exists based on the Company’s contractual rights and other factors.
The Company accounts for an investment in associate using the equity method. Under the equity method, the Company’s investment in an associate is initially recognized at cost and subsequently increased or decreased to recognize the Company’s share of net income or loss and other comprehensive income or loss (“OCI”) of the associate, and for impairment losses after the initial recognition date. The Company’s share of income or loss and OCI of the associate is recognized in net income or loss and OCI, respectively, during each reporting period.
When an investee ceases to be an associate, the Company discontinues the use of the equity method to account for its investment. When the Company retains an interest in the former associate, the Company accounts for the interest as a marketable security or other investment in equity instrument and a gain or loss is recognized in net income or loss for the difference between: (i) the fair value of any retained interest and any proceeds from disposing of a partial interest in the associate; and (ii) the carrying amount of the investment at the date the use of the equity method was discontinued.
(iii)Joint operation
The Company’s consolidated financial statements include the Company’s 60% interest in the Greenstone joint operation. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists when decisions about the activities that significantly affect the returns of the arrangement require the unanimous consent of the parties sharing control. The Company proportionately consolidates its share of Greenstone’s assets, liabilities, revenues and expenses.
Presentation currency	Presentation currencyExcept as otherwise noted, these consolidated financial statements are presented in United States dollars (“$”, “US dollars” or “USD”). All references to C$ are to Canadian dollars (“CAD”).
Functional currency	Functional currencyThe functional currency of the Company and its subsidiaries is the US dollar. The functional currency of the Company’s joint operation, Greenstone, is the Canadian dollar.
Foreign currency	Foreign currency
(i)Foreign currency transactions
Transactions in foreign currencies are initially recognized in the functional currency by applying the exchange rates prevailing at the date of the transaction. At the end of each reporting period: (i) monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the date of the statement of financial position; and (ii) non-monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate at the date of the transaction, unless the item is measured at fair value, in which case it is translated at the exchange rate in effect at the date when the fair value was determined. Foreign exchange gains and losses are recognized in net income or loss, except for foreign exchange gains and losses relating to financial assets measured at fair value through OCI (“FVOCI”) which are recognized in OCI. Foreign exchange gains and losses are reported on a net basis within other income or expense.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(a)Foreign currency (continued)
(ii)Foreign currency translation
The Company translates the results and financial position of Greenstone, which has a Canadian dollar functional currency, into the US dollar presentation currency using the following procedures:
•Assets and liabilities are translated at the exchange rate prevailing at the date of the statement of financial position;
•Revenues and expenses are translated at the exchange rates on the dates of the transactions, or at exchange rates that approximate the actual exchange rates, for example, the average exchange rate for the period; and
•Exchange gains and losses on translation are recognized in OCI.

Inventories	Inventories
Stockpiled ore, heap leach ore, work-in-process and finished goods inventories are measured at the lower of weighted average cost and net realizable value (“NRV”). Costs include the cost of direct labour and materials, mine-site overhead expenses and depreciation and depletion of related mineral properties, plant and equipment. NRV is calculated as the estimated price at the time of expected sale based on prevailing metal prices less estimated future costs to convert the inventories into saleable form and selling costs.
Stockpiled ore inventories represent ore that has been extracted from the mine and is available for further processing. The costs included in stockpiled ore inventories are based on mining costs incurred up to the point of stockpiling the ore and are removed at the weighted average cost as ore is processed.
Heap leach ore inventories represent ore that is being processed through heap leaching. Costs are added to heap leach ore inventories based on mining and leaching costs incurred. Costs are removed from heap leach ore inventories as ounces of recoverable gold are transferred to the plant for further processing based on the average cost per recoverable ounce on the leach pads.
Work-in-process inventories represent ore that is in the process of being converted into finished goods, other than by heap leaching. The costs included in work-in-process inventories represent the weighted average mining cost of ore being processed and the processing costs incurred prior to the refining process.
The average cost of finished goods represents the average cost of work-in-process inventories incurred prior to the refining process, plus applicable refining costs and associated royalties.
Supplies inventories include the costs of consumables, including freight, to be used in operations and is measured at the lower of average cost and NRV, with replacement costs being the typical measure of NRV.
Write-downs of inventories to NRV are included in operating expense in the period of the write-down. A write-down of inventories is reversed in a subsequent period if there is a subsequent increase in the NRV of the related inventories.

Mineral properties, plant and equipment	Mineral properties, plant and equipment
(i)Mineral properties and construction-in-progress
Mineral properties and construction-in-progress include:
•Costs of acquiring producing and development stage mineral properties;
•Costs reclassified from exploration and evaluation assets;
•Capitalized development costs;
•Construction costs;
•Deferred stripping costs;
•Estimates of reclamation and closure costs; and
•Borrowing costs incurred that are attributable to qualifying mineral properties.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(c)Mineral properties, plant and equipment (continued)
(i)Mineral properties and construction-in-progress (continued)
Development costs are those expenditures incurred subsequent to the establishment of economic recoverability, technical feasibility and commercial viability, and after receipt of approval for project expenditures from the Board of Directors. Development and construction costs are capitalized to construction-in-progress until the mine reaches commercial production, at which point the capitalized development and construction costs are reclassified to mineral properties or plant and equipment. Commercial production is the point at which a mine is capable of operating in the manner intended by the Company’s management.
During the production phase of an underground mine, mine development costs incurred to maintain current production are included in operating expense. These costs include the development and access (tunneling) costs of production drifts to develop the ore body in the current production cycle. Development costs incurred to build new shafts, declines and ramps that enable permanent access to underground ore are capitalized.
During the production phase of an open-pit mine, stripping costs incurred, including depreciation of related plant and equipment, that provide improved access to ore that will be produced in future periods and that would not have otherwise been accessible are capitalized as deferred stripping assets. Deferred stripping assets are recognized and included as part of the carrying amount of the related mineral property when the following three criteria are met:
•It is probable that the future economic benefit (improved access to the ore body) associated with the stripping activity will flow to the Company;
•The Company can identify the component of the ore body for which access has been improved; and
•The costs relating to the stripping activity associated with that component can be measured reliably.
Capitalized stripping costs are depleted using the units-of-production method over the reserves that directly benefit from the specific stripping activity. Costs incurred for regular waste removal that do not give rise to future economic benefits are included in operating expense.
Mineral properties are carried at cost less accumulated depletion and accumulated impairment losses. Mineral properties are depleted using the units-of-production method over the estimated recoverable ounces, which is the estimated total ounces to be extracted in current and future periods based on proven and probable reserves and, in the case of certain underground mines, certain measured and indicated resources.
Exploration and evaluation assets	Exploration and evaluation assets
Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activity includes exploratory drilling and sampling, surveying transportation and infrastructure requirements, and gathering exploration data through geophysical studies.
The Company capitalizes direct costs of acquiring resource property interests as exploration and evaluation assets. Option payments are considered acquisition costs if the Company has the intention of exercising the underlying option.
Exploration and evaluation costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit that contains proven and probable reserves are expensed as incurred up to the date of establishing that the project is technically feasible and commercially viable, and upon receipt of approval for project expenditures from the Board of Directors. When approval for project expenditures is received, the related capitalized acquisition costs are assessed for impairment and reclassified to mineral properties. If no economically viable ore body is discovered, previously capitalized acquisition costs are expensed in the period that the project is determined to be uneconomical or abandoned.
Plant and equipment	Plant and equipment
Plant and equipment is carried at cost, less accumulated depreciation and accumulated impairment losses. The cost of an item of plant and equipment consists of the purchase price, costs directly attributable to bringing the asset to the location and condition necessary for its intended use and, where applicable, borrowing costs.
The carrying amounts of plant and equipment are depreciated to the residual values, if any, using either the straight-line method over the shorter of the estimated useful life of the asset or the life of mine (“LOM”) or the units-of-production method over the estimated recoverable ounces.
For right-of-use assets that do not include the exercise price of a purchase option in the measurement of the assets, the depreciation period represents the period from lease commencement date to the earlier of the useful life of the underlying asset or the end of the lease term. For right-of-use assets that include the exercise price of a purchase option that the Company is reasonably certain to exercise in the measurement of the assets, the depreciation period is the period from lease commencement date to the end of the useful life of the underlying asset.
The useful lives of plant and equipment are reviewed annually and, if required, adjusted prospectively.

Financial instruments	Financial instruments
(i)Recognition and measurement
Financial assets and financial liabilities are recognized when the Company becomes party to the contractual provisions of the financial instrument. On initial recognition, financial assets and financial liabilities are measured at fair value. Directly attributable transaction costs associated with financial assets and financial liabilities measured at fair value through profit or loss (“FVTPL”) are expensed as incurred, while directly attributable transaction costs associated with all other financial assets and financial liabilities are included in the initial carrying amount of the asset or liability, respectively.
Subsequent to initial recognition, financial assets and financial liabilities are classified and measured as follows:
Financial assets and financial liabilities at amortized cost
Financial assets are classified as and subsequently measured at amortized cost if both of the following criteria are met: (i) the objective of the Company’s business model for managing the financial assets is to collect their contractual cash flows; and (ii) the financial assets’ contractual cash flows represent solely payments of principal and interest on the principal amount outstanding (“SPPI”).
The Company’s financial assets that are classified as and subsequently measured at amortized cost are as follows: cash and cash equivalents, restricted cash, trade receivables, receivables from asset sales, and other current and non-current receivables. Accounts payable and accrued liabilities, loans and borrowings and other financial liabilities are classified as and subsequently measured at amortized cost.
For financial assets, the amortized cost includes an adjustment for credit loss allowance, if applicable.
Derivative assets and liabilities at FVTPL
A derivative is defined as having the following characteristics:
•Its value changes in response to the change in a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, or other variable, provided in the case of a non-financial variable that the variable is not specific to a party to the contract;
•It requires no initial net investment or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors; and
•It is settled at a future date.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(d)Financial instruments (continued)
(i)Recognition and measurement (continued)
Derivative assets and liabilities at FVTPL (continued)
A derivative, other than a derivative that meets the definition of an equity instrument, is initially recognized as a financial asset or financial liability at its fair value on the date the derivative contract is entered into and the related transaction costs are expensed. The fair values of derivatives are remeasured at the end of each reporting period with changes in fair values recognized in net income or loss.
A derivative that will be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash in terms of its functional currency or another financial asset is classified and presented as an equity instrument, rather than a financial liability.
Non-derivative financial assets at FVTPL
Non-derivative financial assets are classified and subsequently measured at FVTPL, with changes in fair value recognized in net income or loss, if they are not held within a business model whose objective includes collecting the financial assets’ contractual cash flows or the contractual cash flows of the financial assets do not represent SPPI.
The Company’s marketable securities, other than those that the Company has elected to measure at FVOCI, and convertible note receivable, are classified as and subsequently measured at FVTPL.
Equity investments at FVOCI
At initial recognition, the Company may irrevocably elect to classify investments in equity instruments as investments measured at FVOCI (on an individual instrument basis) and present subsequent changes in the fair value of these investments in OCI. This election is not permitted on investments in equity instruments that are held for trading. The cumulative gain or loss recognized in OCI is reclassified to retained earnings or deficit upon disposition of the investment in equity instrument.
The Company has elected to measure certain of its investments in equity instruments that it intends to hold for strategic purposes at FVOCI and present subsequent changes in the fair value of the investments in OCI.
Compound financial instruments
The Company’s convertible notes issued are compound financial instruments consisting of a financial liability component, and a conversion option that converts the liability into a fixed number of the Company’s common shares at the holder’s option and is classified as equity.
On initial recognition, the financial liability component is measured at fair value, calculated as the present value of the contractual principal and interest payments over the term of the instrument. The equity component is measured at the residual amount, calculated as the difference between the fair value of the compound financial instrument as a whole and fair value of the financial liability component. Directly attributable transaction costs are allocated to the financial liability and equity components in proportion to their initial carrying amounts.
The financial liability component is subsequently measured at amortized cost. The equity component is not subsequently remeasured. Upon conversion of a convertible note, the carrying amount of the financial liability is reclassified to equity with no gain or loss recognized.
(ii)Modification of contractual cash flows
An exchange of financial instruments with substantially different terms or a substantial modification of the terms of a financial instrument is accounted for as a derecognition of the existing financial instrument and the recognition of a new financial instrument. For financial liabilities, terms are considered substantially different when the present value of contractual cash flows under the new terms discounted using the original effective interest rate (“EIR”) is at least 10 per cent different from the present value of the remaining contractual cash flows under the original terms.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(d)Financial instruments (continued)
(ii)Modification of contractual cash flows (continued)
For financial assets, the Company performs a quantitative and qualitative evaluation to determine whether a modification of contractual cash flows is considered a substantial modification resulting in derecognition of the existing financial asset and recognition of a new financial asset. Terms are considered substantially modified when the present value of expected cash flows under the new terms discounted using the original EIR is at least 10 per cent different from the present value of the expected cash flows under the original terms, after considering the expected credit losses. When a financial asset has been modified such that the modified financial asset would be classified differently from the original financial asset, which includes a reassessment of whether the SPPI criterion of measuring a financial asset at amortized cost is met, the modification is considered substantial.
When the contractual cash flows of a financial asset or financial liability are renegotiated or otherwise modified and the renegotiation or modification does not result in the derecognition of the financial asset or financial liability, the Company recalculates the gross carrying amount of the financial asset or financial liability and recognizes a modification gain or loss in net income or loss. The gross carrying amount of the financial asset or financial liability is calculated as the present value of the modified contractual cash flows that are discounted at the financial asset or financial liability’s original EIR.
(iii)Contracts to buy or sell a non-financial item
A contract to buy or sell a non-financial item that can be settled net in cash or another financial instrument is accounted for as a derivative financial instrument unless the contract was entered into and continues to be held for the purpose of the receipt or delivery of the non-financial item in accordance with the Company’s expected purchase, sale or usage requirements. The criteria for net settlement in cash or another financial instrument is met when: (a) the terms of the contract permits either party to settle net in cash or another financial instrument; (b) the Company has a practice of settling similar contracts net in cash or another financial instrument; (c) the Company has a practice of taking delivery of the underlying non-financial item and selling it within a short period after delivery for the purpose of generating a profit from short-term fluctuations in price; or (d) the non-financial item is readily convertible to cash.
Effective April 1, 2023, the Company accounts for a power purchase agreement at Santa Luz as a derivative financial instrument.

Impairment	Impairment
(i)Non-financial assets and investments in associates
The carrying amounts of the Company’s non-financial assets, including mineral properties, plant and equipment, and investments in associates are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated.
The recoverable amount of an asset is the higher of its value in use and fair value less costs of disposal (“FVLCOD”). In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. FVLCOD is the amount obtainable from the sale of the asset in an arm’s length transaction between knowledgeable, willing parties, less costs of disposal. When a binding sale agreement is not available, the FVLCOD is estimated using a discounted cash flow approach with inputs and assumptions consistent with those expected to be used by a market participant. For the purposes of impairment testing, assets are assessed on an individual asset basis when applicable or grouped together into the smallest group of assets that generates cash inflows that are largely independent of cash inflows from other assets or groups of assets (the cash generating unit or “CGU”). This generally results in the Company identifying each mine or development project as separate CGUs.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(e)Impairment (continued)
(i)Non-financial assets and investments in associates (continued)
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its estimated recoverable amount. Impairment losses are recognized in net income or loss. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of the recoverable amount. An impairment loss is reversed through net income or loss to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of any applicable depreciation and depletion, if no impairment loss had been recognized.
(ii)Financial assets
The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the loss allowance for a financial asset measured at amortized cost is measured at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If, at the reporting date, the credit risk on a financial asset measured at amortized cost, other than a trade receivable, has not increased significantly since initial recognition, the loss allowance for the financial asset is measured at an amount equal to the 12-month expected credit losses. For trade receivables, the Company measures the loss allowance at an amount equal to the lifetime expected credit losses.
For a financial asset that becomes credit-impaired, the Company measures the expected credit losses as the difference between the gross carrying amount of the financial asset and the present value of the estimated future cash flows discounted at the financial asset’s original EIR. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
The Company recognizes the amount of expected credit losses (or reversal) required to adjust the loss allowance to the required amount at each reporting date as an impairment loss (or gain) in net income or loss.

Provisions	Provisions
A provision is recognized when the Company has a present legal or constructive obligation as a result of a past event and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are calculated based on the expected future cash flows discounted, if material, at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability.
The Company is subject to environmental laws and regulations. A provision for reclamation and closure costs is recognized at the time the legal or constructive obligation first arises, which is generally the time that the environmental disturbance occurs. The provision is calculated as the present value of the expenditures required to settle the obligation. Upon initial recognition of the provision, a corresponding amount is added to the carrying amount of the related mineral property and is amortized using the same method as applied to the related asset. Following the initial recognition of the provision, the carrying amount is increased for the unwinding of the discount and for changes to the discount rate and the amount or timing of cash flows required to settle the obligation. The unwinding of the discount is recognized as finance expense in net income or loss while the effect of the changes to the discount rate and the amount or timing of cash flows are recognized as an adjustment to the carrying amount of the related mineral property.

Leases	Leases
The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, and subsequently at cost less accumulated depreciation and accumulated impairment losses and adjusted for remeasurements of the lease liability. The cost of the right-of-use asset includes the amount of the initial measurement of the lease liability and any lease payments made at or before the commencement date.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(g)Leases (continued)
The lease liability is initially measured at the present value of the lease payments during the lease term that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease term is the non-cancellable period of a lease together with periods covered by extension options that the Company is reasonably certain to exercise, and periods covered by termination options that the Company is reasonably certain not to exercise. The incremental borrowing rate reflects the rate of interest that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. Generally, the Company uses its incremental borrowing rate as the discount rate.
The lease liability is subsequently increased by the interest on the lease liability, measured using the discount rate, and decreased by lease payments made. The lease liability is remeasured using an unchanged discount rate when there is a change in future lease payments arising from a change in an index or rate. The lease liability is remeasured using a revised discount rate when there is a change in future lease payments resulting from changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets, leases with lease terms that are less than 12 months, and arrangements for the Company’s use of land to explore, develop, produce or otherwise use the mineral resource contained in that land. Lease payments associated with these leases are instead recognized as an expense over the lease term on a straight-line basis.
The Company presents right-of-use assets in the same line item as it presents underlying assets of the same nature that it owns. The Company presents lease liabilities in other liabilities in the consolidated statement of financial position.

Share-based payments	Share-based payments
(i)    Equity-settled share-based payments
The grant-date fair values of equity-settled restricted share units (“RSUs”) and restricted share units with performance-based vesting conditions (“pRSUs”) are recognized as share-based compensation expense over the vesting period, with a corresponding increase to shareholders’ equity within reserves.
For equity-settled RSUs and pRSUs with non-market vesting conditions, which include the completion of a specified service period and the achievement of non-market performance conditions, the Company estimates the grant-date fair value based on the quoted price of the Company’s common shares on the date of grant. The amount recognized as an expense over the vesting period is based on management’s best estimate of the number of equity instruments expected to vest. The cumulative amount expensed is adjusted at the end of each reporting period to reflect changes in the number of instruments expected to vest and the expected vesting period based on expected performance.
For equity-settled pRSUs with market vesting conditions, the Company estimates the grant-date fair value using the Monte Carlo method to project the Company’s performance and the performance of the relevant market index against which the Company’s performance is compared.
(ii)Cash-settled share-based payments
The fair values of cash-settled share-based payments are recognized as share-based compensation expense over the vesting period, with a corresponding increase to liabilities. The liabilities for cash-settled share-based payments are remeasured at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in net income or loss for the period.
The Company’s cash-settled share-based payments consist of deferred share units (“DSUs”), certain RSUs and certain pRSUs. The fair values of cash-settled DSUs and RSUs are estimated based on the current quoted market price of the Company’s common shares. The fair values of cash-settled pRSUs are based on the current quoted market price of the Company’s common shares and projected performance.
Revenue recognition	Revenue recognition
Revenue is principally generated from the sale of gold bullion with each shipment considered as a separate performance obligation. The Company recognizes revenue at the point when the customer obtains control of the product. Control is transferred when title has passed to the customer, the customer has assumed the significant risks and rewards of ownership of the asset and the Company has the present right to payment for the delivery of the gold bullion.
The Company has entered into gold sale contracts that are accounted for as contracts with customers whereby the Company received upfront cash prepayments in exchange for delivering a specified number of gold ounces over a specified delivery period. These contracts were entered into and continue to be held for the purpose of the delivery of the specified gold ounces and are accounted for as contracts with customers. Under such contracts, the cash prepayments are recognized as deferred revenue and amortized to net income or loss as revenue at the time of each gold delivery on a per ounce basis based on the total number of gold ounces required to be delivered and the total transaction price. The transaction price for each contract was determined at the contract inception date based on forward gold prices over the delivery period. Certain of the contracts contain variable consideration based on the spot price of gold at the time of delivery. For contracts containing variable consideration, the transaction price is adjusted at the time of delivery with the difference between the adjusted transaction price and the transaction price determined at contract inception date recognized as revenue in the period the gold is delivered. The difference between the total transaction price determined at the contract inception date and the amount of cash prepayment received represents the financing component resulting from the timing difference between the cash prepayments and the future gold deliveries. The carrying amount of the deferred revenue is accreted to the expected transaction price using the effective interest method, with the accretion expense recognized as finance expense.
Borrowing costs	Borrowing costs
Borrowing costs that are directly attributable to the acquisition and construction or development of a qualifying asset are capitalized as part of the cost of the asset when it is probable that they will result in future economic benefits to the Company and the costs can be measured reliably. Management applies judgement on a case-by-case basis to determine whether an asset is a qualifying asset, which is defined as an asset that necessarily takes a substantial period of time to get ready for its intended use. Other borrowing costs are recognized as finance expense in the period in which they are incurred.
The Company begins capitalization of borrowing costs when all of the following conditions are first met: (i) it incurs capitalized expenditures for the asset that have resulted in the payment of cash, transfer of other assets or the assumption of interest-bearing liabilities; (ii) it incurs borrowing costs; and (iii) it undertakes activities that are necessary to prepare the asset for its intended use. Capitalization of borrowing costs ceases when substantially all the activities necessary to prepare the qualifying asset for its intended use are complete. To the extent that the Company borrows funds specifically for the purpose of obtaining a specific qualifying asset, the amount of borrowing costs eligible for capitalization is the actual net borrowing costs incurred on that borrowing during the period. To the extent that the Company borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the amount of borrowing costs eligible for capitalization is determined by applying a capitalization rate to the cumulative expenditures on that asset. The capitalization rate is calculated as the weighted average of the borrowing costs applicable to all borrowings of the Company, other than specific borrowings, that are outstanding during the period.
Income taxes	Income taxes
Income tax expense (recovery) is recognized in net income or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.
Current tax expense (recovery) is the expected income taxes payable (receivable) in respect of the taxable income (tax loss) for the period, using tax rates enacted or substantively enacted at the reporting date, plus any adjustments recognized during the period for current tax related to prior periods.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(k)Income taxes (continued)
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to temporary differences in the period when they reverse based on tax rates that have been enacted or substantively enacted at the reporting date. Temporary differences are differences between the carrying amounts of assets and liabilities in the statement of financial position and the amounts attributed to the assets and liabilities for tax purposes. Deferred income tax assets and liabilities are recognized for all taxable and deductible temporary differences, except those arising from the initial recognition of assets or liabilities in a transaction that (i) is not a business combination; (ii) at the time of the transaction, affects neither accounting nor taxable income or loss; and (iii) at the time of the transaction does not give rise to equal taxable and deductible temporary differences. In addition, deferred income tax assets and liabilities are not recognized for temporary differences relating to investments in subsidiaries to the extent that the Company can control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.
A deferred income tax asset is recognized for deductible temporary differences and the carryforward of unused tax losses and unused tax credits to the extent that it is probable that future taxable income will be available against which the deductible temporary difference can be utilized. The Company reassesses unrecognized deferred income tax assets at the end of each reporting period and recognizes a previously unrecognized deferred income tax asset to the extent that it has become probable that future taxable income will allow the deferred income tax asset to be recovered.
Current income tax assets and liabilities are offset when the Company has a legally enforceable right to offset the amounts recognized and intends either to settle the amounts on a net basis or to realize the assets and settle the liabilities simultaneously. Deferred income tax assets and liabilities are offset when the Company has a legally enforceable right to offset the amounts recognized and the amounts relate to income taxes levied by the same taxation authority on either the same taxable entity, or different taxable entities which intend either to settle the amounts on a net basis or to realize the assets and settle the liabilities simultaneously.
When there is uncertainty over income tax treatments, the Company assesses whether it is probable that the relevant taxation authority will accept the uncertain tax treatment. This assessment affects the amount of income tax expense or recovery recognized by the Company. If the Company concludes that it is not probable that a taxation authority will accept the uncertain tax treatment, the effect of the uncertain tax treatment is reflected in the determination of the Company’s income tax expense or recovery based on the most likely amount or, if there are a wide range of possible outcomes, the expected value of the liability.
Net income (loss) per share	Net income (loss) per shareBasic net income (loss) per share (“EPS”) is calculated by dividing the net income or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the net income or loss attributable to common shareholders and the weighted average number of shares outstanding for the effects of dilutive potential common shares, which comprise equity-settled RSUs and pRSUs, stock options, share purchase warrants, and convertible notes. Contingently issuable shares under the Company’s outstanding pRSUs are included in the diluted EPS calculation based on the number of shares that would be issuable if the reporting date were the end of the contingency period. The dilutive effect of stock options and share purchase warrants assumes that the proceeds from potential exercise of the instruments are used to repurchase the Company’s common shares at the average market price for the period. Stock options and share purchase warrants are dilutive and included in the diluted EPS calculation to the extent exercise prices are below the average market price of the Company’s common shares. The dilutive effect of convertible notes reflects the number of shares that would be issued on conversion of the notes. Dilutive potential shares are included in diluted EPS from the beginning of the period or, if later, the date the potential shares are issued.
Contingencies	Contingencies
Contingent assets and contingent liabilities are not recognized in the consolidated financial statements. Contingent assets and contingent liabilities are possible assets or possible obligations, respectively, that arise from past events and the existence of which will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company. A contingent liability can also be a present obligation that arises from past events but is not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(m)Contingencies (continued)
Contingent assets and contingent liabilities are assessed at the end of each reporting period to ensure developments are appropriately reflected in the consolidated financial statements. When it becomes probable that an outflow of future economic benefits will be required to settle a present obligation previously accounted for as a contingent liability, a provision is recognized in the consolidated financial statements of the period in which the change occurs. When it has become virtually certain that an inflow of economic benefits will arise, the asset and related income are recognized in the consolidated financial statements of the period in which the change occurs.

Amended IFRS standards effective	Amended IFRS standards effective January 1, 2023
(i)Deferred income tax assets and liabilities
In May 2021, the IASB issued Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction which amended IAS 12, Income Taxes (“IAS 12”). Prior to the amendments, IAS 12 contained a recognition exemption whereby deferred income tax assets and liabilities were not recognized for temporary differences arising on initial recognition of asset and liabilities, other than in business combinations, that affect neither accounting nor taxable income. The amendments narrowed the scope of the recognition exemption in IAS 12 so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences.
In accordance with the effective date and transition rules of the amendments, the Company applied the amendments to IAS 12 on January 1, 2023. On initial application, the Company recognized an adjustment of $1.3 million to decrease opening retained earnings as at January 1, 2022 and recognized an additional $1.3 million of deferred income tax liabilities for taxable temporary differences associated with reclamation and closure cost provisions and the corresponding reclamation and closure cost assets for which no deferred income tax liabilities were previously recognized. There was no material impact to the Company’s net loss for the year ended December 31, 2022.
(ii)Disclosure of material accounting policies
The Company applied the amendments to IAS 1, Presentation of Financial Statements and IFRS Practice Statement 2 issued by the IASB under Disclosure of Accounting Policies effective January 1, 2023. The amendments require entities to disclose their ‘material’, rather than ‘significant’ accounting policies. The amendments also provide guidance on the application of materiality to disclosure of accounting policies that provide useful, entity-specific accounting policy information that users need to understand other information in the financial statements. While the amendments did not result in any changes to the Company’s accounting policies themselves, they impacted the accounting policy information disclosed in the Company’s consolidated financial statements. The accounting policy information disclosed in notes 2 and 3 reflect the Company’s material accounting policies.
(iii)International tax reform – Pillar Two model rules
In May 2023, the IASB issued International Tax Reform – Pillar Two Model Rules which amended IAS 12. The amendments introduced a temporary mandatory exception to the recognition and disclosure requirements relating to deferred income tax assets and liabilities arising from enacted or substantively enacted tax law that implements the Pillar Two top-up tax (referred to as “Pillar Two” legislation and “Pillar Two” income tax, respectively) in the jurisdictions in which the Company operates. The Pillar Two income tax forms part of the Pillar Two model rules published by the Organization for Economic Co-operation and Development. The objective of Pillar Two income taxes is for large multinational enterprises to pay a minimum tax of at least 15% on income arising in each jurisdiction where they operate.
Of the jurisdictions the Company operates in, Pillar Two legislation has only been enacted in the Netherlands, with an effective date of January 1, 2024. The newly enacted legislation had no impact on the Company’s current income taxes for the years ended December 31, 2023 and 2022. The Company has applied the temporary mandatory exception to recognizing and disclosing information about deferred income tax assets and liabilities arising from the Pillar Two legislation and will account for any Pillar Two income taxes as current income tax in the period the Pillar Two legislation becomes effective. The Company also expects to be within the scope of the Pillar Two tax regime in Canada where draft Pillar Two legislation has been released which is expected to come into effect in 2024.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(n)Amended IFRS standards effective January 1, 2023 (continued)
(iii)International tax reform – Pillar Two model rules (continued)
The Company is currently in the process of assessing the potential impact of Pillar Two legislation, including the application of the transitional safe harbor rules. The Company’s current assessment of the potential impact of Pillar Two legislation is that most entities within the Company’s consolidated group of entities are likely to have an effective tax rate higher than 15% and that the Company expects to meet the transitional safe harbor rules such that no Pillar Two income tax would apply should any group entity not meet the minimum effective tax rate.
(o)Amended IFRS standard not yet effective
In January 2020, the IASB issued Classification of Liabilities as Current or Non-current (Amendments to IAS 1) which amended IAS 1, Presentation of Financial Statements (“IAS 1”), to clarify the requirements for presenting liabilities in the statement of financial position. The amendments specify that the Company must have the right to defer settlement of a liability for at least 12 months after the reporting period for the liability to be classified as non-current. In addition, the amendments clarify that: (a) the Company’s right to defer settlement must exist at the end of the reporting period; (b) classification is unaffected by management’s intentions or expectations about whether the Company will exercise its right to defer settlement; (c) if the Company’s right to defer settlement is subject to the Company complying with specified conditions, the right exists at the end of the reporting period only if the Company complies with those conditions at the end of the reporting period, even if the lender does not test compliance until a later date; and (d) the term settlement includes the transfer of the Company’s own equity instruments to the counterparty that results in the extinguishment of the liability, except when the settlement of the liability with the Company transferring its own equity instruments is at the option of the counterparty and such option has been classified as an equity instrument, separate from the host liability.
In October 2022, the IASB issued Non-current Liabilities with Covenants, which amended IAS 1 to clarify that if the Company’s right to defer settlement of a liability for at least 12 months is subject to the Company complying with covenants after the reporting period, those covenants would not affect whether the Company’s right to defer settlement exists at the end of the reporting period for the purposes of classifying a liability as current or non-current. The amendments also increased the disclosure requirement relating to such covenants to include: (i) the nature of the covenants and the date by which the Company must comply with the covenants; (ii) whether the Company would comply with the covenants based on its circumstances at the reporting date; and (iii) whether and how the Company expects to comply with the covenants by the date on which they are contractually required to be tested.
The above amendments are effective for the Company’s annual reporting period beginning on January 1, 2024. As disclosed in notes 13(a) and 13(c), the Company has secured loans and borrowings that are subject to specific covenants. At December 31, 2023, the Company was in compliance with these covenants. The impacts of initial application of the amendments on the Company’s consolidated financial statements for the three months ending March 31, 2024 will depend on the Company’s right to defer settlement of its liabilities at the end of such reporting period and can include increased disclosure in respect of its compliance with related covenants.